Consolidated balance sheet - BRL (R$) R$ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	R$ 7,246,498	R$ 8,345,871
Marketable securities	14,360,936	12,823,886
Trade accounts receivable	7,224,926	6,848,454
Inventories	7,126,680	5,946,948
Recoverable taxes	986,254	888,539
Derivative financial instruments	1,161,258	2,676,526
Advances to suppliers	127,180	113,743
Other assets	889,421	925,105
Total current assets	39,123,153	38,569,072
Non-current assets
Marketable securities	454,077	443,400
Recoverable taxes	1,398,048	1,373,647
Deferred taxes	4,418,401	545,213
Derivative financial instruments	2,723,363	1,753,928
Advances to suppliers	2,412,921	2,242,229
Judicial deposits	420,103	361,693
Other assets	172,666	182,463
Biological assets	19,801,748	18,278,582
Investments	656,738	608,013
Property, plant and equipment	62,025,794	59,289,069
Right of use	5,153,462	5,196,631
Intangible	14,333,837	14,749,085
Total non-current assets	113,971,158	105,023,953
TOTAL ASSETS	153,094,311	143,593,025
Current liabilities
Trade accounts payable	5,058,959	5,572,219
Loans, financing and debentures	7,250,222	4,758,247
Lease liabilities	797,863	753,399
Derivative financial instruments	469,544	578,763
Taxes payable	495,137	443,454
Payroll and charges	710,758	766,905
Liabilities for assets acquisitions and subsidiaries	103,488	93,405
Dividends and interest on own capital payable	3,010	1,316,528
Advances from customers	152,378	172,437
Other liabilities	712,716	339,683
Total current liabilities	15,754,075	14,795,040
Non-current liabilities
Loans, financing and debentures	81,374,152	72,414,445
Lease liabilities	5,806,489	5,490,383
Derivative financial instruments	5,262,785	1,857,309
Liabilities for assets acquisitions and subsidiaries	107,738	93,782
Provision for judicial liabilities	2,862,828	2,860,409
Employee benefit plans	845,262	833,683
Deferred taxes	12,596	11,377
Share-based compensation plans	291,166	268,489
Advances from customers	74,715	74,715
Other liabilities	88,310	83,093
Total non-current liabilities	96,726,041	83,987,685
TOTAL LIABILITIES	112,480,116	98,782,725
Equity
Share capital	19,235,546	9,235,546
Capital reserves	34,244	26,744
Treasury shares	(1,304,843)	(1,484,014)
Profit reserves	24,522,473	35,376,198
Other reserves	1,526,009	1,538,296
Retained losses	(3,518,499)
Controlling shareholders'	40,494,930	44,692,770
Non-controlling interest	119,265	117,530
Total equity	40,614,195	44,810,300
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	R$ 153,094,311	R$ 143,593,025